Stockholder's equity (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Activity Related to Outstanding Warrants

The following summarizes activity related to the Company's outstanding warrants for the years ended March 31, 2023 and 2022:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
At March 31, 2022	—	—	—
Granted	14,721,737	$0.87	—
Exercised	(1,273,675)	—	—
Cancelled	(3,495,000)	$0.04	—
At March 31, 2023	9,953,062	$1.73	6
Warrants exercisable as of March 31, 2023	9,953,062	$1.73	6

Summary of Calculation of Fair Value of Awards using Black-Scholes Option-Pricing Model Affected by Stock Price on Date of Grant as well as Assumptions

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. The calculation of the fair value of the awards using the Black-Scholes option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

As of March 31, 2023
Expected volatility	85.52% - 353.14%
Expected term	5 years
Risk-free interest rate	2.6% - 3.04%
Forfeiture rate	0.00%

Summary of Status of Outstanding Stock Options and Changes

A summary of the status of the Company’s outstanding stock options as of March 31, 2023 and changes during the periods ending on that date is as follows:

	Shares	Exercise Price	Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Term (Years)
Options
At March 31, 2022	—	—	—	—	—
Granted	1,232,000	$4.86	$3.36	$4,143,859	10
Exercised	—	—	—	—	—
Forfeiture and cancelled	(20,000)	$5.00	$3.43	—	—
At March 31, 2023	1,212,000	$4.86	$3.36	$4,075,259	9.32
Exercisable at March 31, 2023	—	—	—	—	—